Report of Directors Corporate Governance - Scheme interests awarded (Details) £ / shares in Units, £ in Thousands					12 Months Ended
	Nov. 05, 2024 GBP (£) shares	Aug. 15, 2024 GBP (£) shares	May 08, 2024 GBP (£) shares	Feb. 26, 2024 GBP (£) shares £ / shares	Dec. 31, 2024 installment £ / shares	Nov. 04, 2024 £ / shares	Aug. 14, 2024 £ / shares	May 07, 2024 £ / shares	Feb. 23, 2024 £ / shares	Dec. 31, 2023 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable (in GBP per share)					£ 3.34					£ 2.70
LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share)									£ 5.972
Expected dividend yield					6.25%
Fair value of awards (in GBP per share)				£ 2.028
Expected dividend yield (in gbp per share)					£ 4.385
Performance period					3 years
Number of installments | installment					5
Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share)									£ 5.972
Of which exercisable (in GBP per share)					£ 5.957
Retention period					1 year
Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing share price (in GBP per share)						£ 7.177	£ 6.498	£ 7.126
Of which exercisable (in GBP per share)						£ 7.224	£ 6.558	£ 7.208
Release period					5 years
Maximum | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Claw-back period					10 years
Sir Noel Quinn | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 5,822
Percentage receivable for minimum performance				25.00%
Number of shares awarded (in shares) | shares				974,853
Award as a percentage of base salary					320.00%
Sir Noel Quinn | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 1,009
Number of shares awarded (in shares) | shares				168,955
Sir Noel Quinn | Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 300	£ 300	£ 300
Number of shares awarded (in shares) | shares	41,846	46,219	42,146
Georges Elhedery | LTI deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 3,399
Percentage receivable for minimum performance				25.00%
Number of shares awarded (in shares) | shares				569,177
Award as a percentage of base salary					320.00%
Georges Elhedery | Immediate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £				£ 643
Number of shares awarded (in shares) | shares				107,752
Georges Elhedery | Fixed pay allowance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Face value awarded | £	£ 299	£ 192	£ 192
Number of shares awarded (in shares) | shares	41,720	29,498	26,899